Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Changes in Accumulated Other Comprehensive Income, Net of Tax
	Foreign currency translation adjustment	Unrealized holding gain/(loss) on available-for-sale securities	Accumulated other comprehensive loss
	$M	$M	$M

As at January 1, 2015	(25.7)	(5.8)	(31.5)
Current period change:

Net current period other comprehensive (loss)/income	(156.4)	4.1	(152.3)

As at December 31, 2015	(182.1)	(1.7)	(183.8)

	Foreign currency translation adjustment	Unrealized holding gain/(loss) on available-for-sale securities	Accumulated other comprehensive income/(loss)
	$M	$M	$M

As at January 1, 2014	110.4	(0.2)	110.2
Current period change:
Other comprehensive (loss)/income before reclassification	(136.1)	3.7	(132.4)
Gain transferred to the income statement (within Other income, net) on disposal of available-for-sale securities	-	(9.3)	(9.3)
Net current period other comprehensive loss	(136.1)	(5.6)	(141.7)

As at December 31, 2014	(25.7)	(5.8)	(31.5)

	Foreign currency translation adjustment	Unrealized holding gain/(loss) on available-for-sale securities	Accumulated other comprehensive income
	$M	$M	$M

As at January 1, 2013	85.1	1.8	86.9
Current period change:
Other comprehensive (loss)/income before reclassification	25.3	1.5	26.8
Gain transferred to the income statement (within Other income, net) on disposal of available-for-sale securities	-	(3.5)	(3.5)
Net current period other comprehensive loss	25.3	(2.0)	23.3

As at December 31, 2013	110.4	(0.2)	110.2